Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 061 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments, at fair value	$ 244,610	$ 228,820
Net assets available for benefits	246,925	231,602
Master Trust
EBP, Master Trust [Line Items]
Investments, at fair value	16,857,006	15,633,706
Accrued interest and dividends	15,877	17,180
Other net assets	8,648	4,994
Net assets available for benefits	16,881,531	15,655,880
Master Trust | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	97,747	500,106
Master Trust | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	12,677,091	11,107,463
Master Trust | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	2,307,397	2,244,340
Master Trust | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	406,994	386,182
Master Trust | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	459,800	368,784
Master Trust | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	907,977	1,026,831
Puerto Rico
EBP, Master Trust [Line Items]
Accrued interest and dividends	389	388
Other net assets	143	70
Net assets available for benefits	244,537	228,777
Puerto Rico | Registered investment companies (mutual funds)
EBP, Master Trust [Line Items]
Investments, at fair value	1,674	7,602
Puerto Rico | Common/collective trusts
EBP, Master Trust [Line Items]
Investments, at fair value	171,262	151,225
Puerto Rico | Equity securities
EBP, Master Trust [Line Items]
Investments, at fair value	33,498	32,895
Puerto Rico | Fixed income securities
EBP, Master Trust [Line Items]
Investments, at fair value	7,217	6,655
Puerto Rico | Self-directed brokerage accounts
EBP, Master Trust [Line Items]
Investments, at fair value	1,048	431
Puerto Rico | Merck common stock
EBP, Master Trust [Line Items]
Investments, at fair value	$ 29,306	$ 29,511